Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

7. Commitments and Contingencies

Operating Leases — During March 2014, the Company renewed its laboratory and office facility operating lease for another annual period through March 2015. Monthly rent expense is approximately $6,300.
In August 2014, the Company entered into a new lease for approximately 5,560 square feet of office space that will be used as the corporate headquarters in California. The Company began occupying the space on October 1, 2014. The lease term begins in November 2014 and will continue for 36-months with monthly rent of approximately $14,000, which will increase at a rate of 3% annually. The lease terms include three months of rent abatement during the first year and an option to renew the lease for one additional 36-month period. The newly leased space in Carlsbad, California, replaces the Company’s headquarters which were in New York, New York.
Lease Termination/Abandonment — During the year ended December 31, 2012, the Company recorded approximately $932,000 in costs associated with an operating lease (resulting from its abandonment of the related property and its unsuccessful attempts to sublease the lease), which amount represented the then present value of the remaining payments due under the lease. In calculating such liability, the Company took into account a termination clause in the lease pursuant to which it could terminate the lease after August 2015 and the lack of any sublease income, due to the Company’s inability as of such date to sublet such space.
During March 2014, the Company entered into a termination agreement with the landlord related to the operating lease. As an inducement for the landlord to agree to the termination of the lease, the Company agreed to pay a termination fee of approximately $565,000 in monthly installments of $31,400 until the fee is paid in full (August 2015). The Company has recorded the present value of the remaining payments under the termination agreement, which due to changes in estimates resulted in an additional charge of approximately $46,000 to expense during the nine months ended September 30, 2014, which is included in general and administrative expenses on the accompanying unaudited consolidated statements of operations. At September 30, 2014 and December 31, 2013, the total liability was approximately $309,000 and $579,000, respectively.
Letters of Credit — At September 30, 2014, the Company was contingently liable for a standby letter of credit issued by a commercial bank for $50,000, for security on a lease. The Company has approximately $50,000 in a restricted cash account that is held as cash collateral for the letter of credit.
Litigation — The Company is, from time to time, involved in legal proceedings, regulatory actions, claims and litigation arising in the ordinary course of business. Currently, the Company is not a defendant in any lawsuits.

10. Commitments and Contingencies

Operating Leases — The Company leases a laboratory and office facility under non-cancellable operating lease agreements, which expires in March 2014. The Company is currently in discussions with the landlord and intends to renew this lease for another annual period on the same terms. At December 31, 2013, the future minimum rental commitment under the operating lease excluding the abandoned lease described below is approximately as follows:
2014	$19,000
Rent expense for the years ended December 31, 2013 and 2012 was approximately $76,000 and $256,000, respectively. Of these totals for the year ended December 31, 2012, approximately $182,000 was included in discontinued operations. In addition, certain administrative functions are performed at an office location leased by the majority member at no charge to the Company. No amount has been charged for these functions as it is not deemed reasonable to estimate.
Lease Abandonment — During the year ended December 31, 2012, the Company recorded costs associated with an operating lease for which it had abandoned the use of the related property and has been unsuccessful in subleasing of approximately $932,000 which represented the present value of the remaining payments due under the lease. In the determination of such liability, the Company has taken into account a termination clause in the lease whereby they can terminate the lease after August 2015 as well as no estimated sublease income due to the Company’s inability to date to sublet such space. At December 31, 2013 and 2012, the total liability is approximately $579,000 and $883,000, respectively. At December 31, 2013, the remaining payments under the lease agreement consist of monthly installments ranging from approximately $27,000 – $28,000 through August 2015.
Services Agreement — The Company has entered into a systems and services agreement with a third party to assist with billing and collections from customers which originally expired in February 2013 and was renewed until February 2015. The agreement contains automatic one year renewals, unless termination notice is given by either party. The Company pays $10,000 per month under the agreement.
Licensing Agreement — The Company has entered into a licensing agreement with UAMS for the exclusive use of patents used in the GEP assay, MyPRS® and its related technology through April 2020. The agreement is effective through the earlier of the expiration of the related patents or termination of the agreement pursuant to its terms. The Company may terminate the agreement for any reason upon ninety days written notice. UAMS may terminate the agreement with ninety days written notice upon a material breach of the agreement by the Company or if the Company challenges the validity of any licensed patent in a court of competent jurisdiction. Under the terms of the license agreement, the Company is required to pay $30,000 in annual minimum royalty fees on sales to customers other than UAMS unless sales, as defined in the agreement, exceed certain thresholds in which case the additional royalty fee would range from 2% –  4%. Total royalty fee expense, including that to UAMS and one-time charges, for the years ended December 31, 2013 and 2012 were approximately $30,000 and $85,000, respectively.
Employment Agreements — The Company has employment contracts with two individuals, which provide for annual base salaries and potential bonuses. These contracts contain certain change of control, termination and severance clauses that require the Company to make payments to certain of these employees if certain events occur as defined in their respective contracts.
Letters of Credit — At December 31, 2013, the Company was contingently liable for a standby letter of credit issued by a commercial bank for $50,000, for security on a lease. The Company has approximately $50,000 in a restricted cash account that is held as cash collateral for the letter of credit.
Cost-Containment Measures — Both government and private pay sources have instituted cost-containment measures designed to limit payments made to providers of health care services, which include diagnostic test providers such as the Company, and there can be no assurance that future measures designed to limit payments made to providers will not adversely affect the Company.
Litigation — The Company is, from time to time, involved in legal proceedings, regulatory actions, claims and litigation arising in the ordinary course of business. As of December 31, 2013, the Company is not a defendant in any lawsuits.
Litigation Settlement — In August 2013, the Company settled a suit in which they were the plaintiff for a tortuous interference claim regarding a potential acquisition and agreed to settle for a payment of at least $350,000. Of the total, $250,000 is to be paid no later than January 2014 and $100,000 is to be paid no later than January 2015. In addition if the defendants have made sales of their technology by the end of 2015, the Company will also be paid the lesser of 10% of the total sales as of the end of 2015 or $100,000. This payment is due to be received in January 2016. As of December 31, 2013, the Company recorded a receivable in prepaid expenses and other current assets and the related gain for the $250,000 which was received in January 2014. The Company has not recorded the remaining future payments as either a receivable or gain as of December 31, 2013 due to the uncertainty surrounding the gain contingency. The remaining gain will be recorded when the cash is collected.